Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
BASIS OF PRESENTATION
BASIS OF PRESENTATION

These Consolidated Financial Statements have been prepared by Management in accordance with United States Generally Accepted Accounting Principles (U.S. GAAP).

Pursuant to National Instrument 52‑107, "Acceptable Accounting Principles and Auditing Standards" (NI 52‑107), financial statements of an “SEC issuer” may be prepared in accordance with U.S. GAAP. On February 22, 2021, AltaGas filed a final short form base shelf prospectus in Alberta and a corresponding registration statement on Form F-10 in the United States, by virtue of which AltaGas is required to file reports under section 15(d) of the Securities Exchange Act of 1934 with the United States Securities and Exchange Commission. As a result, AltaGas is an SEC issuer and is entitled to prepare its financial statements in accordance with U.S. GAAP.

PRINCIPLES OF CONSOLIDATION
PRINCIPLES OF CONSOLIDATION

These Consolidated Financial Statements of AltaGas include the accounts of the Corporation, its subsidiaries, variable interest entities (VIEs) for which the Corporation is the primary beneficiary, and its interest in various partnerships and joint ventures where AltaGas has an undivided interest in the assets and liabilities. Investments in unconsolidated companies that AltaGas has significant influence, but not control, over are accounted for using the equity method.

Hypothetical Liquidation at Book Value (HLBV) methodology is used for AltaGas' investment in Mountain Valley Pipeline (MVP) This methodology is used when the governing structuring agreement over the equity investment results in different liquidation rights and priorities than what is reflected by the underlying ownership interest percentage.

All intercompany balances and transactions are eliminated on consolidation. Where there is a party with a non‑controlling interest in a subsidiary that AltaGas controls, that non‑controlling interest is reflected as “non‑controlling interests” in the Consolidated Financial Statements. The non‑controlling interests in net income of consolidated subsidiaries are shown as an allocation of the consolidated net income and are presented separately in "net income applicable to non-controlling interests".

USE OF ESTIMATES AND MEASUREMENT UNCERTAINTY
USE OF ESTIMATES AND MEASUREMENT UNCERTAINTY

The preparation of Consolidated Financial Statements in accordance with U.S. GAAP requires Management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenue and expenses during the period. Key areas where Management has made complex or subjective judgments, when matters are inherently uncertain, include but are not limited to: determining the nature and timing of satisfaction of performance obligations and determining the transaction price and amounts allocated to performance obligations for revenue recognition; depreciation and amortization rates; determination as to whether a contract is or contains a lease; determination of the classification, term, and discount rate for leases; fair value of asset retirement obligations; fair value of property, plant and equipment and goodwill for impairment assessments; fair value of financial instruments; measurement of credit losses; provisions for income taxes; assumptions used to measure employee future benefits; provisions for contingencies; purchase price allocations; and carrying value of regulatory assets and liabilities. Certain estimates are necessary for the regulatory environment in which AltaGas' subsidiaries or affiliates operate, which often require amounts to be recorded at estimated values until these amounts are finalized pursuant to regulatory decisions or other regulatory proceedings. By their nature, these estimates are subject to measurement uncertainty and may impact the Consolidated Financial Statements of future periods.

Rate-Regulated Operations
Rate-Regulated Operations

SEMCO Gas, ENSTAR, Washington Gas, and Hampshire Gas (collectively the Utilities) engage in the delivery, sale, and storage of natural gas. SEMCO Gas and ENSTAR are regulated by the Michigan Public Service Commission (MPSC) and Regulatory Commission of Alaska (RCA), respectively. Washington Gas operates in the District of Columbia, Maryland, and Virginia, and is regulated in those jurisdictions by the Public Service Commission of the District of Columbia (PSC of DC), the Maryland Public Service Commission (PSC of MD), and the Commonwealth of Virginia State Corporation Commission (SCC of VA), respectively. Hampshire is regulated under a cost-of-service tariff by the Federal Energy Regulatory Commission (FERC).

The MPSC, RCA, PSC of DC, PSC of MD, and SCC of VA exercise statutory authority over matters such as tariffs, rates, construction, operations, financing, returns, accounting, and certain contracts with customers. In order to recognize the economic effects of the actions and decisions of the MPSC, RCA, PSC of DC, PSC of MD, and SCC of VA, the timing of recognition of certain assets, liabilities, revenues, and expenses as a result of regulation may differ from that otherwise expected using U.S. GAAP for entities not subject to rate regulation.
Regulatory assets represent future revenues associated with certain costs incurred in the current period or in prior periods that are expected to be recovered from customers in future periods through the rate setting process. Regulatory liabilities represent future reductions or limitations of increases in revenue associated with amounts that are expected to be refunded to customers through the rate setting process.
Cash and Cash Equivalents	Cash and Cash Equivalents Cash and cash equivalents consist of cash on hand, balances with banks, and investments in money market instruments with original maturities of less than three months.
Restricted Cash Holdings from Customers	Restricted Cash Holdings from Customers Cash deposited, which is restricted and is not available for general use by AltaGas, is separately presented as restricted cash holdings in the Consolidated Balance Sheets. Pursuant to the acquisition of WGL Holdings, Inc. (the WGL Acquisition), rabbi trust funds were funded to satisfy certain Washington Gas executive and outside director retirement benefit plan obligations. The rabbi trust funds are invested in money market funds which are considered cash equivalents. These balances are included in "prepaid expenses and other current assets" and "long-term investments and other assets" in the Consolidated Balance Sheets.
Accounts Receivable	Accounts Receivable Receivables are recorded net of the allowance for doubtful accounts in the Consolidated Balance Sheets. AltaGas regularly analyzes and evaluates the collectability of the accounts receivable based on a combination of factors. If circumstances related to the collectability change, the allowance for doubtful accounts is further adjusted. Accounts are written off when collection efforts are complete and future recovery is unlikely.
Inventory
Inventory
Inventory consists of materials, supplies, natural gas, natural gas liquids, crude oil and condensates, processed finished products, renewable energy credits, and emission compliance instruments which are valued at the lower of cost or net realizable value. Cost of inventory is assigned using a weighted average cost formula. In general, commodity costs and variable transportation costs are capitalized as gas in underground storage. Fixed costs, primarily pipeline demand charges and storage charges, are expensed as incurred through the cost of gas.
Property, Plant and Equipment (PP&E), Depreciation and Amortization
Property, Plant, and Equipment (PP&E), Depreciation and Amortization

Property, plant, and equipment are carried at cost. The Corporation depreciates the cost of capital assets, net of salvage value, on a straight-line basis over the estimated useful life of the assets, with the exception of rate-regulated utilities assets, for which depreciation is calculated on a straight-line basis or over the contract term of a specific agreement at rates as approved by the regulatory authorities.

The Utilities charge maintenance and repairs directly to operating expense and capitalize betterments and renewal costs. In accordance with regulatory requirements, depreciation expense includes an amount allowed for regulatory purposes to be collected in current rates for future removal and site restoration costs.

Interest costs are capitalized on major additions to property, plant, and equipment until the asset is ready for its intended use. The interest rate used for calculating the interest costs to be capitalized is based on AltaGas' prior quarter actual borrowing long-term interest rate.

The Utilities capitalize an imputed carrying cost on assets during construction as authorized by regulatory authorities and the amount so capitalized is an allowance for funds used during construction (AFUDC). AFUDC is the amount that a rate-regulated enterprise is allowed to recover for its cost of financing assets under construction. Capitalized overhead, administrative expenses, and AFUDC are included in the cost of the related assets and are recovered in rates charged to customers through depreciation expense, as allowed by the regulators.

The range of useful lives for AltaGas’ PP&E is as follows:

Utilities assets	4 to 69 years
Midstream assets	1 to 43 years
Corporate/Other assets	3 to 46 years

As required by the regulatory authority, net additions to SEMCO's utility assets are amortized for one half-year in the year in which they are brought into active service. Net additions to WGL’s assets are amortized in the month after they are brought into active service.
Generally, when a regulated asset is retired or disposed of, there is no gain or loss recorded in the Consolidated Statements of Income. Any difference between the cost and accumulated depreciation of the asset, net of salvage proceeds, is charged to accumulated depreciation or another regulatory asset or liability account. It is expected that any gain or loss that is charged to accumulated depreciation or another regulatory account will be reflected in future depreciation expense when it is refunded or collected in rates. When a non-regulated asset is retired or disposed of from PP&E, the original cost and related accumulated depreciation and amortization are derecognized and any gain or loss is recorded in the Consolidated Statements of Income.
Intangible Assets
Intangible Assets
Intangible assets are recorded at cost. Intangible assets which have a finite useful life are amortized on a straight-line basis over their term or estimated useful life. The range of useful lives for intangible assets with a finite life is as follows:

Energy services relationships	5 years
Software	3 to 20 years
Extraction and Transmission (E&T) Contracts	25 years
Commodity contracts	1 to 7 years

Assets Held for Sale	Assets Held for Sale The Corporation classifies assets as held for sale when the carrying amount will be principally recovered through a sale transaction rather than through continuing use. This condition is met when Management approves and commits to a formal plan to sell the assets, the assets are available for immediate sale in their present condition, and Management expects the sale to close within the next 12 months. Upon classifying an asset as held for sale, an asset is recorded at the lower of its carrying value or the estimated fair value less cost to sell. Assets held for sale are not depreciated or amortized.
Business Acquisitions
Business Acquisitions

Business acquisitions are accounted for using the acquisition method. Under the acquisition method, assets and liabilities of the acquired entity are recorded at fair value at the date of acquisition. Acquisition-related costs are expensed as incurred. Goodwill represents the excess of purchase price over the fair value of the net assets acquired. Management applies its best estimates and assumptions to determine the fair value of net assets acquired; however, the estimates are subject to further refinement of assumptions over a measurement period, which may be up to one year from the acquisition date. During the measurement period, adjustments to assets acquired and liabilities assumed may be recorded, with a corresponding impact to goodwill.

Provision on Assets
Provisions on Assets

If facts and circumstances suggest that a long-lived asset or an intangible asset may be impaired, the carrying value is reviewed. If this review indicates that the value of the asset is not recoverable, as determined by the projected undiscounted cash flows related to the asset over its remaining life, then the carrying value of the asset is reduced to its estimated fair value and an impairment loss is recognized.
Goodwill is not subject to amortization, but assessed at least annually for impairment, or more often when events or changes in circumstances indicate that goodwill may be impaired. The annual assessment of goodwill is performed at the reporting unit level, which is an operating segment or one level below. The Corporation has the option to first assess qualitative factors to determine whether events or changes in circumstances indicate that the goodwill may be impaired. If a quantitative impairment test is performed, the fair value of the reporting unit will be compared to its carrying value (including goodwill). If the carrying value of the reporting unit exceeds the fair value, goodwill is reduced to its fair value and an impairment loss would be recorded in the Consolidated Statements of Income.
Investments Accounted for by the Equity Method
Investments Accounted for by the Equity Method

The equity method of accounting is used for investments in which AltaGas has the ability to exercise significant influence, but does not have a controlling interest. Equity investments are initially measured at cost and are adjusted for the Corporation’s proportionate share of earnings or losses. Equity investments are increased for contributions made and decreased for distributions received. To the extent an investee undertakes activities necessary to commence its planned principal operations, the Corporation will capitalize interest costs associated with its investment during such period.

The HLBV methodology is used to allocate earnings or losses for certain WGL equity method investments when WGL’s ownership interest percentage is different than distribution percentages. When applying HLBV accounting, the Corporation determines the amount that it would receive if an equity investment entity were to liquidate all of its assets at book value (as valued in accordance with U.S. GAAP) and distribute that cash to the investors based on the contractually defined liquidation priorities. The change in the Corporation’s claim on the equity investment entity's book value at the beginning and end of the reporting period (adjusted for contributions and distributions) is the Corporation’s share of the earnings or losses from the equity investment for the period.
An equity method investment is reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the investment may not be recoverable. When such condition is deemed other than temporary, the carrying value of the investment is written down to its fair value, and an impairment charge is recorded in the Consolidated Statements of Income.
Financial Instruments
Financial Instruments

Non-Utility Operations

All financial instruments are initially recorded at fair value unless they qualify for, and are designated under, a normal purchase and normal sale (NPNS) exemption. Subsequent measurement of the financial instruments is based on their classification. The financial assets are classified as "held-for-trading", "held-to-maturity", or "loans and receivables". Financial liabilities are classified as "held-for-trading" or other financial liabilities. Subsequent measurement is determined by classification.

A physical contract generally qualifies for the NPNS exemption if the transaction is reasonable in relation to AltaGas’ business needs and AltaGas has the ability, and intent, to deliver or take delivery of the underlying item. AltaGas continually assesses the contracts designated under the NPNS exemption and will discontinue the treatment of these contracts under this exemption where the criteria are no longer met.

Held-for-trading instruments include non-derivative financial assets and financial assets and liabilities that may consist of swaps, options, forwards, and equity securities. These financial instruments are initially recorded at their fair value, with subsequent changes in fair value recorded in net income. Held-to-maturity, loans and receivables, and other financial liabilities are recognized at amortized cost using the effective interest method unless they are held-for-sale and recognized at the lower of cost or fair value less transaction fees.

Investments in equity instruments not accounted for under the equity method that do not have a quoted market price in an active market are measured at cost. Income earned from these investments is included in the Consolidated Statements of Income under "other income".

Derivatives embedded in other financial instruments or contracts (the host instrument) are recorded separately and are measured at fair value if the economic characteristics of the embedded derivative are not closely related to the host instrument, the terms of the embedded derivative are the same as those of a standalone derivative, and the entire contract is not held-for-trading or accounted for at fair value. Changes in fair value are included in earnings.
The fair values recorded on the Consolidated Balance Sheets reflect netting of the asset and liability positions where counterparty master netting arrangements contain provisions for net settlement.

Transaction costs related to the acquisition of held-for-trading financial assets and liabilities are expensed as incurred.

Transaction costs for obtaining debt financing other than line-of-credit arrangements are recognized as a direct deduction from the related debt liability on the Consolidated Balance Sheets. Transaction costs related to line-of-credit arrangements are capitalized and included under "long-term investments and other assets" on the Consolidated Balance Sheets. Premiums and discounts are netted against long-term debt on the Consolidated Balance Sheets. The deferred charges are amortized over the life of the related debt on an effective interest basis and included in “interest expense” on the Consolidated Statements of Income.

Regulated Utility Operations

All physical and financial derivative contracts are initially recorded at fair value. Changes in the fair value of derivative instruments that are recoverable or refunded to customers when they settle are recorded as regulatory assets or liabilities. Changes in the fair value of derivatives not affected by rate regulation are reflected in net income.
Transaction costs for obtaining debt financing and reacquired debt costs are recorded as regulatory assets or liabilities, or as a reduction of the debt liability on the Consolidated Balance Sheets.
Weather-Related Instruments	Weather-Related Instruments WGL purchases certain weather-related instruments, such as heating degree day (HDD) derivatives and cooling degree day (CDD) derivatives to manage weather and price risks related to its natural gas and electricity sales. These derivatives are accounted for in accordance with ASC 815-45, Derivatives and Hedging – Weather Derivatives. For HDD derivatives, gains or losses are recognized when the actual HDD’s falls above or below the contractual HDD’s for each instrument. For CDD derivatives, gains or losses are recognized when the average temperature exceeds or is below a contractually stated level during the contract period. Refer to Note 23 for further discussion on weather-related instruments.
Hedges
Hedges

As part of its risk management strategy, AltaGas may use derivatives to reduce its exposure to commodity price, interest rate, and foreign exchange risk. AltaGas may designate certain outstanding loans to hedge against the currency translation effect of its foreign investments. No other derivatives have been designated as hedges under ASC Topic 815.

Non-Utility Operations

The change in fair value of cash flow hedges is recognized in OCI. Gains or losses from cash flow hedges are reclassified to net income when the hedged transaction affects earnings, such as when the hedged forecasted transaction occurs.

Regulated Utility Operations
During planned issuances of debt securities, Washington Gas may utilize derivative instruments to manage the risk of interest-rate volatility. Gains and losses associated with these types of derivatives are recorded as regulatory liabilities or assets, and amortized in accordance with regulatory requirements, typically over the life of the related debt.
Credit Losses
Credit Losses

AltaGas regularly analyzes and evaluates the collectability of the accounts receivable based on a combination of factors. If circumstances related to the collectability change, the allowance for credit losses is adjusted. Accounts are written off when collection efforts are complete and future recovery is unlikely. See below for a description of how expected credit loss estimates are developed.

Utilities Customer Receivables and Contract Assets

AltaGas is exposed to risk through the non-payment of utility bills by customers. To manage this customer credit risk, AltaGas' regulated utilities customers are offered budget billing options or high risk customers may be required to provide a cash deposit until the requirement for deposit refunds are met. AltaGas can recover a portion of non-payments from customers in future periods through the rate-setting process. For accounts receivable generated by the Utilities business, an allowance for credit losses is recorded against revenue and is recognized using a historical loss-rate based on historical payment and collection experience. This rate may be adjusted based on Management’s expectations of unusual macroeconomic conditions and other factors. AltaGas regularly evaluates the reasonableness of the allowance based on a combination of factors, such as: the length of time receivables are past due, historical expected payment, collection experience, financial condition of customers, and other circumstances that could impact customers' ability or desire to make payments. For retail energy marketing customer receivables where AltaGas has enrolled in a regulatory utility purchase of receivable program, the associated utility discount rate is used to determine credit losses.

Midstream Customer Receivables and Contract Assets

AltaGas operates under an existing credit policy that is designed to mitigate credit risk. Credit limits are established for each counterparty and credit enhancements such as letters of credit, parent guarantees, and cash collateral may be required. The creditworthiness of all counterparties is continuously monitored. A credit loss reserve is recorded for receivables with customers and trading counterparties AltaGas considers to be below investment grade by applying an estimated loss rate. The estimated loss rate is based on the historical default rates published by external rating agencies. For accounts receivable, a one-year rate is used. For contract assets, historical loss rates associated with the estimated time frame that the contract asset will be billed to the customer is used. In the event a customer or trading counterparty no longer exhibits similar risk characteristics, the associated receivable is evaluated individually.

Other

For other long-term receivables, associated counterparties are evaluated and assigned internal credit ratings based on AltaGas' credit policy. An allowance for credit losses is recorded based on historical default rates published by external credit rating agencies and a rate commensurate with the period in which the receivables are expected to be collected.

Debt
Debt

AltaGas uses short-term debt in the form of commercial paper and advances under its syndicated bank credit facilities to fund seasonal cash requirements. Short-term obligations are excluded from current liabilities if AltaGas has the ability and the intent to refinance these obligations on a long-term basis. The ability to refinance is primarily demonstrated through the availability of long-term revolving committed credit facilities in an amount equal to or greater than the expected maximum short-term obligation.

Asset Retirement Obligations
Asset Retirement Obligations

AltaGas recognizes asset retirement obligations in the period in which the legal obligation is incurred and a reasonable estimate of fair value can be determined. The associated asset retirement costs are capitalized as part of the carrying amount of the asset and are depreciated over the estimated useful life of the asset. The liability is increased due to the passage of time over the estimated period until the settlement of the obligation, with a corresponding charge to accretion expense for asset retirement obligations.

There are timing differences between accretion and depreciation amounts being recorded pursuant to GAAP and the recognition of depreciation expense for legal asset removal costs that are recovered in rates, as allowed by the regulators. These timing differences are recorded as a reduction to “regulatory liabilities” in accordance with ASC 980.
Certain midstream and utility assets will have future legal obligations on retirement, but an asset retirement obligation has not been recorded due to its indeterminate life and corresponding indeterminable timing and scope of these asset retirement obligations. The Utilities recognize asset retirement obligations for some interim retirements, as expected by their regulators.
Revenue Recognition	Revenue Recognition AltaGas has revenue from various sources, including rate-regulated revenue, commodity sales, midstream service contracts, gas sales and transportation services, and storage services.
Foreign Currency Translation
Foreign Currency Translation

Monetary assets and liabilities denominated in a foreign currency are converted to the functional currency using the exchange rate in effect at the balance sheet date. Adjustments resulting from the conversion are recorded in the Consolidated Statements of Income. Non-monetary assets and liabilities are converted at the historical exchange rate in effect at the transaction date. Revenues and expenses are converted at the exchange rate applicable at the transaction date.

For foreign entities with a functional currency other than Canadian dollars, AltaGas’ reporting currency, assets and liabilities are translated into Canadian dollars at the rate in effect at the reporting date. Revenues and expenses are translated at average exchange rates during the reporting period. All adjustments resulting from the translation of the foreign operations are recorded in OCI.
AltaGas may designate certain outstanding loans to hedge against the currency translation effect of its foreign investments. Accordingly, foreign exchange gains and losses, from the dates of designation, on the translation of these loans are included in OCI.
Share Options and Other Compensation Plans
Share Options and Other Compensation Plans
Share options granted are recorded using fair value. Compensation expense is measured at the date of the grant using the Black-Scholes-Merton model and is recognized over the vesting period of the options. Consideration received by AltaGas on exercise of the share options is credited to shareholders’ equity.

AltaGas has a phantom unit plan (Phantom Plan, formerly the medium-term incentive plan) for employees, executive officers, and directors, which includes two types of awards: restricted units (RUs) and performance units (PUs). A portion of AltaGas’ RUs and PUs are valued based on the dividends declared during the vesting period and the weighted average share price of AltaGas' common shares multiplied by the units outstanding at the end of the vesting period. Upon vesting, the RUs and PUs are paid in cash. The other portion of RUs and PUs are valued at US$1 per unit. Upon vesting, the RUs and PUs are paid in cash. All PUs are also subject to a performance multiplier ranging from 0 to 2 dependent on the Corporation's performance relative to performance targets as approved by the Board of Directors. Compensation expense is recognized using the liability method and is recorded as operating and administrative expense over the vesting period. A change in value of the RUs or PUs is recognized in the period the change occurs. Forfeitures are recognized when they occur instead of estimating the number of awards that are expected to vest.

In addition, AltaGas has a deferred share unit plan (DSUP) for directors, officers, and employees as an additional form of long-term variable compensation incentive. Although the DSUP is available to directors, officers, and employees, AltaGas currently only grants deferred share units (DSUs) under the DSUP as a form of director compensation. The DSUs granted are fully vested upon being credited to a participant’s account, the participant is entitled to payment upon retirement, and payment is not subject to satisfaction of any requirements as to any minimum period of membership or employment or other conditions. DSUs are accounted for at fair value. Compensation expense is determined based on the fair value of the DSUs on the date of the grant and fluctuations in fair value are recognized in the period the change occurs. Forfeitures are recognized when they occur instead of estimating the number of awards that are expected to vest.

Pension Plans and Post-Retirement Benefits
Pension Plans and Post-Retirement Benefits

AltaGas maintains defined benefit pension plans, defined contribution plans, and other post-retirement benefit plans for eligible employees. Contributions made by the Corporation to the defined contribution plans are expensed in the period in which the contribution occurs.

The cost of defined benefit pension plans and post-retirement benefits is actuarially determined using the projected benefit method prorated based on service and Management’s best estimate of expected plan investment performance, salary escalation, retirement ages of employees, expected health care costs, and other actuarial factors including discount rates and mortality. Pension plan assets are measured at fair value. The expected return on plan assets is based on historical and projected rates of return for each asset class in the plan portfolio. The projected benefit obligation is discounted using the market interest rate on high-quality debt instruments with cash flows matching the timing and amount of benefit payments.

Unrecognized actuarial gains and losses in excess of 10 percent of the greater of the benefit obligation and the fair value of plan assets or the market-related value of assets along with any unamortized past service costs and credits are amortized on a straight-line basis over the expected average remaining service life of active employees.

AltaGas recognizes the overfunded or underfunded status of its pension and post-retirement benefit plans as either assets or liabilities in the Consolidated Balance Sheets. Unrecognized actuarial gains and losses and past service costs and credits that arise during the period are recognized in OCI or a regulatory asset or liability.

For certain regulated utilities, the Corporation expects to recover pension expense in future rates and therefore records unrecognized balances as either regulatory assets or liabilities. The regulatory assets or liabilities are amortized on a straight-line basis over the expected average remaining service life of active employees.
In 2020, AltaGas made a voluntary change in accounting principle for calculating the market-related value of assets (MRVA) used in the determination of Washington Gas' net periodic pension and other post-retirement benefit plan costs. The change uses the fair value approach for the fixed income investment asset class of the plan assets, compared to the prior method that utilized a calculated value where gains and losses arising from changes in fair value were deferred and amortized into the calculation of the MRVA over a period of five years. The MRVA is used in the calculation of the expected return on assets and the recognized actuarial gain or loss components of net periodic benefit cost. The approach applied for all other classes of assets remains unchanged. Management believes that using the fair value approach for the fixed income investments in plan assets is preferable as it more closely aligns the recognition of related components within the net periodic benefit cost.
Income Taxes
Income Taxes

Income taxes for the Corporation and its subsidiaries are calculated using the liability method of accounting for income taxes. Under this method, deferred income tax assets and liabilities are determined based on differences between the carrying value and the tax basis of assets and liabilities and are measured using the enacted tax rates and laws that are in effect in the periods in which the differences are expected to be settled or realized. Deferred income tax assets are routinely reviewed, and a valuation allowance is recorded to reduce the deferred tax assets if it is more likely than not that deferred tax assets will not be realized.

The financial statement effects of an uncertain tax position are recognized when it is more likely than not, based on technical merits, that the position will be sustained upon examination by a taxing authority. The current and deferred tax impact is equal to the largest amount, considering possible settlement outcomes, that is greater than 50 percent likely of being realized upon settlement with the taxing authorities.

Investment tax credits are recognized as reductions to income tax expense over the estimated service lives of the related properties.

The rate-regulated natural gas distribution subsidiaries recognize a separate regulatory asset or liability for the amount of deferred income taxes expected to be recovered from, or paid to, customers in the future. Any tax related interest and/or penalty incurred is included in interest expense.

Net Income per Share
Net Income per Share

Basic net income per common share is computed using the weighted average number of common shares outstanding during the period. Dilutive net income per common share is calculated using the weighted average number of common shares outstanding adjusted for dilutive common shares related to the Corporation’s share-based compensation awards.
The potentially dilutive impact of the share-based compensation awards is determined using the treasury stock method. Under the treasury stock method, awards are treated as if they had been exercised with any proceeds used to repurchase common stock at the average market price during the period. Any incremental difference between the assumed number of shares issued and purchased is included in the diluted share computation.
Contingencies
Contingencies
Liabilities for loss contingencies arising from claims, assessments, litigation and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. Any such accruals are adjusted thereafter as additional information becomes available or circumstances change.

Leases - Lessee
Leases – Lessee
AltaGas determines if an arrangement is a lease at inception. Operating leases are included in right-of-use (ROU) assets, current operating lease liabilities, and long-term operating lease liabilities in the Consolidated Balance Sheets. Finance leases are included in property, plant and equipment and current and long-term debt in the Consolidated Balance Sheets.
ROU assets represent the right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. AltaGas uses the rate implicit in the lease when readily determinable. When the implicit lease rate is not readily determinable, AltaGas uses its incremental borrowing rate to determine the present value of lease payments. AltaGas includes lessee options to renew or terminate the lease term in the determination of the ROU asset and lease liability when exercise is reasonably certain. The operating lease ROU asset is adjusted for lease payments made in advance of the commencement date, initial direct costs, and any lease incentives.
Operating lease expense is recognized on a straight-line basis over the lease term in "operating and administrative expense". Depreciation and interest expense are recorded on finance leases.

Leases - Lessor
Leases – Lessor

AltaGas determines if an arrangement is a lease at inception. Lease payments under an operating lease are recognized on a straight-line basis over the term of the lease. Variable lease payments are recognized as revenue as the facts and circumstances on which the variable lease payment is based occur.
AltaGas does not include taxes assessed by governmental authorities, such as sales and related taxes, in the lease payments or variable lease payments.

ADOPTION OF NEW ACCOUNTING STANDARDS AND FUTURE CHANGES IN ACCOUNTING PRINCIPLES
ADOPTION OF NEW ACCOUNTING STANDARDS
Effective January 1, 2021, AltaGas adopted the following Financial Accounting Standards Board (FASB) issued Accounting Standards Updates (ASU):

▪    In December 2019, FASB issued ASU No. 2019-12 “Income Taxes: Simplifying the Accounting for Income Taxes". The amendments in this ASU simplify the accounting for income taxes by clarifying certain aspects of current guidance and removing some exceptions to the general principles in ASC 740. The adoption of this ASU did not have a material impact on AltaGas’ consolidated financial statements;

▪    In January 2020, FASB issued ASU No. 2020-01 “Derivatives and Hedging: Clarifying the Interactions between Topic 321, Topic 323, and Topic 815". The amendments in this ASU clarify the application of the measurement alternative for equity instruments and the measurement of non-derivative forward contracts or purchased call options used to acquire equity securities. The adoption of this ASU did not have a material impact on AltaGas’ consolidated financial statements; and

▪    In March 2020, FASB issued ASU No. 2020-04 "Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting". The amendments in this ASU provide optional expedients and exceptions for applying GAAP to contract modifications and hedging relationships affected by reference rate reform if certain criteria are met. These apply only to contracts, hedging relationships, and other transactions that reference the London Interbank Offered Rate (LIBOR) or another reference rate expected to be discontinued because of reference rate reform. Certain of AltaGas' credit facilities, lessee vehicle finance leases, and carrying charges in certain derivative commodity sale arrangements reference LIBOR. The discontinuation of LIBOR will require these arrangements to be modified to replace LIBOR with an alternative interest rate. As such, AltaGas has made a policy election to adopt the contract modification optional expedients related to these arrangements on January 1, 2021 on a prospective basis. As a result of electing these optional expedients, contract modifications due to LIBOR are not expected to have a material effect on AltaGas' consolidated financial statements. AltaGas will continue to monitor the activities of regulators and financial institutions to transition to an alternative reference rate and continue to review additional arrangements for references to LIBOR. Accordingly, AltaGas may make additional optional elections in the future.
FUTURE CHANGES IN ACCOUNTING PRINCIPLES

In August 2020, FASB issued ASU No. 2020-06 "Debt with Conversion and Other Options and Topic 815-40 - Derivatives and Hedging - Contracts in Entity's Own Equity: Accounting for Convertible Instruments and Contract in an Entity's Own Equity". The amendments in this ASU simplify the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts in an entity's own equity. The amendments in this ASU are effective for public business entities that meet the definition of a Securities and Exchange Commission (SEC) filer, excluding entities eligible to be smaller reporting companies as defined by the SEC, for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted. The adoption of this ASU is not expected to have a material impact on AltaGas’ consolidated financial statements.

In July 2021, FASB issued ASU No. 2021-05 "Leases (Topic 842): Lessors - Certain Leases with Variable Lease Payments." The amendments in this ASU affect lessors with lease contracts that have variable lease payments that do not depend on a reference index or a rate and would have resulted in the recognition of a selling loss at lease commencement if classified as sales-type or direct financing. The amendments are effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years and could either be applied retrospectively to leases that commenced or were modified upon the adoption of ASC 842 or prospectively to new or modified leases. The adoption of this ASU is not expected to have a material impact on AltaGas' consolidated financial statements.

In October 2021, FASB issued ASU 2021-08 "Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers". The amendments in this ASU require an entity to recognize and measure contract assets and liabilities acquired in a business combination in accordance with Topic 606. The amendments in this ASU are effective for fiscal years beginning after December 15, 2022 and should be applied prospectively to business combinations occurring on or after the effective date of the amendment. The adoption of this ASU is not expected to have a material impact on AltaGas' consolidated financial statements.
In November 2021, FASB issued ASU No. 2021-10 "Government Assistance (Topic 832): Disclosures by Business Entities about Government Assistance". The amendments in this ASU require annual disclosure about transactions with a government entity, including the nature of the transactions, the method applied to account for the government assistance, impacted line items on the financial statements, and significant terms and conditions of the agreement. The amendments in this ASU are effective for fiscal years beginning after December 15, 2021 and could either be applied prospectively to all new transactions with a government that are entered into after the date of initial application or retrospectively to those transactions. The adoption of this ASU is not expected to have a material impact on AltaGas' consolidated financial statements.